CONSOLIDATED BALANCE SHEETS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 75,338,420	456,076,191	279,130,015
Restricted cash	65,827,463	398,499,713	140,760,763
Restricted short-term investments	121,263,568	734,093,262	722,461,319
Accounts receivable, net - related parties	46,936,917	284,142,012	105,531,368
Accounts receivable, net - third parties	272,353,761	1,648,747,962	1,712,685,219
Notes receivable - related parties	7,086,575	42,900,000
Notes receivable, net - third parties	42,085,632	254,773,792	1,423,773
Advances to suppliers, net - third parties	11,566,016	70,017,190	63,552,991
Inventories	117,618,847	712,029,215	527,962,378
Forward contract receivables	6,962,595	42,149,460	12,930,159
Other receivables - related parties	35,723	216,255	5,840,380
Capped call options	17,712,077	107,223,601
Prepayments and other current assets	97,767,312	591,853,975	413,330,793
Total current assets	882,554,906	5,342,722,628	3,985,609,158
Non-current assets:
Restricted cash	14,435,251	87,386,678	14,800,000
Available-for-sale investment	4,975,106	30,117,797
Project assets	224,481,638	1,358,944,492	536,391,099
Investments in affiliates	15,456,455	93,568,742	35,183,709
Property, plant and equipment, net	526,454,557	3,186,997,950	3,329,872,661
Land use rights, net	59,316,607	359,084,943	365,749,215
Intangible assets, net	1,067,709	6,463,587	6,373,598
Forward contract receivables-long term	166,945	1,010,633
Capped call options			16,131,208
Other assets	23,940,337	144,927,621	82,209,673
Total assets	1,752,849,511	10,611,225,071	8,372,320,321
Current liabilities:
Accounts payable - a related party	407,744	2,468,361	30,045,245
Accounts payable - third parties	291,601,553	1,765,268,321	1,347,326,958
Notes payable - third parties	233,244,811	1,411,994,112	1,149,136,512
Accrued payroll and welfare expenses	39,422,918	238,654,518	206,425,079
Advances from third party customers	24,379,020	147,583,274	121,031,162
Income tax payables	2,580,984	15,624,500	3,275
Other payables and accruals	137,167,941	830,373,565	817,393,146
Other payables due to a related party	538,786	3,261,649	2,270,876
Forward contract payables	1,665,163	10,080,395	5,490,630
Convertible senior notes - current	127,275,203	770,485,897
Bonds payable and accrued interests	11,022,313	66,725,778	313,689,778
Short-term borrowings from third parties, including current portion of long-term bank borrowings	326,179,680	1,974,593,927	2,245,630,796
Total current liabilities	1,195,486,116	7,237,114,297	6,238,443,457
Non-current liabilities:
Long-term borrowings	59,798,140	362,000,000	167,000,000
Long-term payables	5,351,412	32,395,842	145,515
Bonds payable	132,150,586	800,000,000
Accrued warranty costs - non-current	26,281,670	159,101,344	109,338,274
Convertible senior notes			483,581,668
Total liabilities	1,419,067,924	8,590,611,483	6,998,508,914
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 88,758,778 and 108,051,630 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	2,573	15,574	13,202
Additional paid-in capital	325,206,414	1,968,702,066	1,524,728,796
Statutory reserves	30,548,125	184,929,183	179,041,258
Accumulated other comprehensive income	2,125,883	12,869,458	236,395
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2012 and 2013, respectively	(2,292,078)	(13,875,553)	(13,875,553)
Accumulated losses	(23,605,052)	(142,897,904)	(325,021,804)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	331,985,865	2,009,742,824	1,365,122,294
Non-controlling interests	1,795,722	10,870,764	8,689,113
Total shareholders' equity	333,781,587	2,020,613,588	1,373,811,407
Total liabilities and shareholders' equity	$ 1,752,849,511	10,611,225,071	8,372,320,321